CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2011
CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

NOTE 22 – CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company adopted the accounting guidance on disclosures about the credit quality of account receivables and net investments in direct financing and sales-type leases and the allowance for credit losses as of December 31, 2011. This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.

The Company applied a systematic methodology to determine the allowance for credit losses for account receivables and net investments in direct financing and sales-type leases. Based upon the analysis of credit losses and risk factors, since the Company only leased the commercial vehicles to lessee customers, it is considered as the only portfolio segment, lessee customers.

The Company further evaluated the portfolio by the class of the account receivables and net investments in direct financing and sales-type leases, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk. The Company’s account receivables and net investments in direct financing and sales-type leases consisted of the receivables from the net investment in direct financing and sales-type lease and the receivables from value-added services. The Company only offered the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company has a control of the legal title of the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer default the payments of the monthly installment (of the net investment in sales-type lease) or the payment of the value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company is using the same credit control to evaluate the risk of credit losses.

Impaired net investment in direct financing and sales-type lease and receivable from value-added services

Net investment in direct financing and sales-type leases and receivables from value-added services is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The net investment in direct financing and sales-type leases and receivables from value-added services will be reviewed for impairment. Included in these amounts are leases that are default, non-performing or in bankruptcy. Based on our non-performing direct financing and sales-type leases experience from those leases that were either matured or in the stage that were close to maturities, we also assess and make provision for performing loans. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Allowance for credit loss activity

In estimating the allowance for credit losses, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit losses as of December 31, were as follows:

	December 31,
	2011	2010

Balance at the beginning of the year	$1,745	$298
Provision during the year	4,271	1,447
Bad debts written off	(472)	—
Balance at the end of the year	$5,544	$1,745

Credit quality of finance receivables

The credit quality of net investment in direct financing and sales-type lease and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include performing and non-performing. Non-performing is defined as receivables past due and/or on nonaccrual status or in bankruptcy. The receivables not meeting the criteria listed above are considered performing. Non-performing receivables have the highest probability for credit loss. The allowance for credit losses attributable to non-performing receivables is based on the amount in excess of estimated residual value of the commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

The carrying amount of the performing and non-performing finance receivables as of December 31, 2011 and 2010, were as follows:

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivables	5,909	19,448	25,357
	$449,467	$19,448	$468,915

December 31, 2010	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$424,113	$—	$424,113
Accounts receivables	16,010	6,091	22,101
	$440,123	$6,091	$446,214

The carrying amount of the impaired finance receivables as of December 31, 2011 and 2010 were as follows:

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivables	10,327	4,830	5,497
	$20,890	$5,544	$15,346

December 31, 2010	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$4,698	$281	$4,417
Accounts receivables	2,082	1,464	618
	$6,780	$1,745	$5,035

The analysis of the age of the carrying amount of the overdue receivables as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010

Less than 90 days	$16,116	$6,091
Over 90 days	8,162	1,464
	24,278	7,555
Less: allowance for credit losses	(4,830)	(1,464)
Total	$19,448	$6,091

For the year ended December 31, 2011 and 2010, the average carrying amount of the impaired finance receivables was $11,185 and $2,001, respectively. The related amount of interest income recognized was $2,606 and $448, respectively.